LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related party	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
2023	¥ 1,041,981	$ 151,049
2024	1,114,243	161,524
2025	1,217,558	176,501
2026	1,330,452	192,867
2027	1,327,677	192,464
Total	¥ 6,031,911	$ 874,405	¥ 6,510,606